Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Fair Value, End of Year	CAD 37
Level 3 of Fair Value Hierarchy [Member]
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	35	CAD 42
Net Acquisition of Investments	3
Change in Fair Value	(1)	(4)
Impairment Losses		(3)
Fair Value, End of Year	CAD 37	CAD 35